Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2018	$ 2,625	$ 52,620	$ 2,368,464	$ (2,484,208)	$ (4,955)	$ (65,454)
Balance, shares at Dec. 31, 2018	262,500	5,262,042
Common stock issued for services		$ 381	88,084			88,465
Common stock issued for services, shares		38,116
Shares issued in connection with note extension		$ 113	22,153			22,266
Shares issued in connection with note extension		11,256
Stock based compensation			535,587			535,587
Warrants issued in conjunction with notes payable			24,875			24,875
Foreign exchange gain/loss					(6,667)	(6,667)
Net loss				(2,410,673)		(2,410,673)
Balance at Dec. 31, 2019	$ 2,625	$ 53,114	3,039,163	(4,894,881)	(11,622)	(1,811,601)
Balance, shares at Dec. 31, 2019	262,500	5,311,414
Common stock issued for accounts payable		$ 859	172,623			173,482
Common stock issued for accounts payable, shares		85,942
Warrants issued in conjunction with notes payable			32,149			32,149
Beneficial conversion feature issued with note payable			17,851			17,851
Foreign exchange gain/loss					(12,698)	(12,698)
Net loss				(1,098,461)		(1,098,461)
Balance at Mar. 31, 2020		$ 56,598	3,261,786	(5,993,342)	(24,320)	(2,699,278)
Balance, shares at Mar. 31, 2020		5,659,857
Balance at Dec. 31, 2019	$ 2,625	$ 53,114	3,039,163	(4,894,881)	(11,622)	(1,811,601)
Balance, shares at Dec. 31, 2019	262,500	5,311,414
September 2020 private placement		$ 369	227,131			227,500
September 2020 private placement, shares		36,871
December 2020 private placement	$ 2,212		258,288			260,500
December 2020 private placement, shares	221,225
Acquisition of Tikkun Pharma IP		$ 5,720	1,894,826			1,900,546
Acquisition of Tikkun Pharma IP, shares		571,987
Alpha financing and conversion of Alpha Note, including Palladium shares	$ 30,417	$ 4,030	4,781,742			4,816,189
Alpha financing and conversion of Alpha Note, including Palladium shares, shares	3,041,682	402,988
Exchange of warrants for common shares		$ 3,301	838,577			841,878
Exchange of warrants for common shares, shares		330,122
Common stock issued in conjunction with note payable modification		$ 216	101,497			101,713
Common stock issued in conjunction with note payable modification, shares		21,625
Stock option expense			1,977,155			1,977,155
Conversion of Series B preferred stock to common stock	$ (2,500)	$ 2,500
Conversion of Series B preferred stock to common stock, shares	(250,000)	250,000
Merger with Ameri Holdings, Inc.		$ 22,241	627,759			650,000
Merger with Ameri Holdings, Inc, shares		2,224,077
Conversion of Series B preferred stock		$ 5,130	674,439			679,569
Conversion of Series B preferred stock, shares		512,978
Common stock issued for accounts payable		$ 4,330	752,193			756,523
Common stock issued for accounts payable, shares		433,047
Warrants issued in conjunction with notes payable			32,149			32,149
Beneficial conversion feature issued with note payable			17,851			17,851
Foreign exchange gain/loss					(169,655)	(169,655)
Net loss				(6,864,676)		(6,864,676)
Balance at Dec. 31, 2020	$ 32,754	$ 100,951	15,222,770	(11,759,557)	(181,277)	3,415,641
Balance, shares at Dec. 31, 2020	3,275,407	10,095,109
January 2021 registered direct offering		$ 22,213	4,594,874			4,617,087
January 2021 registered direct offering, shares		2,221,334
February 2021 registered direct offering		$ 30,070	6,986,331			7,016,401
February 2021 registered direct offering, shares		3,007,026
Stock based compensation			3,591,565			3,591,565
Induced conversion of stock options into restricted stock awards			298,714			298,714
Conversion of Series B preferred stock	$ (32,754)	$ 32,754
Conversion of Series B preferred stock, shares	(3,275,407)	3,275,407
Exercise of warrants		$ 8,511	3,258,734			3,267,245
Exercise of warrants, shares		851,099
Foreign exchange gain/loss					35,736	35,736
Net loss				(3,250,711)		(3,250,711)
Balance at Mar. 31, 2021		$ 194,499	$ 33,952,988	$ (15,010,268)	$ (145,541)	$ 18,991,678
Balance, shares at Mar. 31, 2021		19,449,975